Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases
Note 14 - Leases

Leases in which the Company is the lessee

The Company has lease agreements with respect to the following items:

1.	Lands; and

2.	Machinery equipment.

1.	Information regarding material lease agreements

Ellomay PS leases land in Israel from private lessors for a period of 24 years and 11 months, on which the Manara PSP is constructed. The contractual period of the aforesaid lease agreements ends in July 2046. Ellomay PS will pay capitalized rents in the total amount of NIS 28,800 thousand (approximately €7.7 thousand) to the private lessors, not including VAT. The discounted rent is linked to the consumer price index and constitutes an advance payment for the entire rental period. In addition, Ellomay PS will pay a regular quarterly rent of approximately NIS 165 thousand per quarter, not including VAT. The quarterly rent will increase by 2% every 3 years and is linked to the consumer price index in Israel. A lease liability in the amount of €10,629 thousand and right-of-use asset in the amount of €10,629 thousand have been recognized in the statement of financial position in April 2021 in respect of leases of land. A total amount of €7,858 thousand was paid to the lessors during 2021 and 2022.

2.	Information regarding material lease agreements entered into during the period

Ellomay Solar Italy One SRL, Ellomay Solar Italy Two SRL, Ellomay Solar Italy Four SRL, Ellomay Solar Italy Five SRL and Ellomay Solar Italy Ten SRL leases land in Italy from private lessors for a period of 31 years. The contractual period of the aforesaid lease agreements ends between March 2053 until December 2053. They will pay a regular annual rent of approximately €512 thousand, not including VAT and capitalized rents in the total amount of €1,325 thousand. The yearly rent is linked to the consumer price index in Italy. A lease liability in the amount of €8,861 thousand and right-of-use asset in the amount of €8,861 thousand have been recognized in 2022 in respect of leases of land.

3.	Right-of-use assets

	Gelderland	Italy	Spain	Talasol	Talmei Yosef	Pumped storage	Total
	€ in thousands

Balance as at January 1, 2022	170	-	2,755	7,587	1,503	11,352	23,367
lease agreements entered into during the period	-	8,861	-	-	-	-	8,861
Depreciation for the year	(124)	(128)	(120)	(404)	(117)	(473)	(1,366)
Other	-	-	(321)	-	36	228	(57)
Effect of changes in exchange rates	-	-	-	-	(91)	(694)	(785)
Balance as at December 31, 2022	46	8,733	2,314	7,183	1,331	10,413	30,020

	Gelderland	Spain	Talasol	Talmei Yosef	Pumped storage	Total
	€ in thousands

Balance as at January 1, 2021	355	2,874	12,517	1,463	-	17,209
Lease agreements entered into during the period	-	-	-	-	10,629	10,629
Depreciation for the year	(185)	(119)	(404)	(110)	(213)	(1,031)
Other	-	-	(4,526)	(18)	48	(4,496)
Effect of changes in exchange rates	-	-	-	168	888	1,056
Balance as at December 31, 2021	170	2,755	7,587	1,503	11,352	23,367

4.	Lease liability

Maturity analysis of the Company’s lease liabilities

December 31, 2022
€ in thousands
Less than one year	745
One to five years	3,168
More than five years	18,837

Total	22,750

Current maturities of lease liability	745

Long-term lease liability	22,005

5.	Additional information on leases

(a)	Amounts recognized in profit or loss

	2022	2021	2020
	€ in thousands
Depreciation on right-of-use asset	*743	774	320
Interest expenses on lease liability	370	367	494

* The rest of the depreciation is capitalized to fixed asset.

(b)	Short-term leases

As mentioned in Note 3J regarding significant accounting policies, the Company accounts for short-term leases and leases of low-value assets as expense on a straight-line basis over the lease term, instead of a right-of-use asset and lease liability. These leases include office space in the amount of approximately €275 thousand.